Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2022
Oil and Gas Property [Abstract]
Summary of the fair value of the assets acquired and the liabilities assumed in the Permian Basin acquisition that met the definition of a business combination

The following table presents a summary of the fair values of the assets acquired and the liabilities assumed in acquisitions that met the definition of a business combination:

December 31,
(in thousands)	2020
Fair value of proved assets acquired and liabilities assumed
Proved oil and gas properties (1)	$4,943
Less: Asset retirement obligations	(130)
Net asset acquired	4,813
Consideration transferred (including liabilities assumed)	$4,813
(1)	Amount includes asset retirement costs of $0.1 million for 2020.